Related-party transactions - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related-party transactions [Line Items]
Revenue from sale of goods, related party transactions	€ 111	€ 116	€ 204
Non-recourse third-party receivables sold from PMC	117	162		€ 242
PMC [Member]
Related-party transactions [Line Items]
Revenue from sale of goods, related party transactions	€ 101	€ 106	€ 191
PMC [Member] | Philips North America LLC [Member]
Related-party transactions [Line Items]
Proportion of ownership interest in associate	40.00%
De Lage Landen Financial Services, Inc. (DLL) [Member]
Related-party transactions [Line Items]
Proportion of ownership interest in associate	60.00%
Bottom of range [member]
Related-party transactions [Line Items]
Presumed significant influence, voting rights	20.00%
Top of range [member]
Related-party transactions [Line Items]
Presumed significant influence, voting rights	50.00%